PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES
Schedule of prepayments and other current assets

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Deductible VAT	53,949	46,287
Prepayments to third-party suppliers	14,524	16,554
Contract costs	4,851	2,569
Deposits	2,204	2,726
Interest receivable	2,914	4,721
Others	7,513	4,727
Less: Allowance for credit losses	(30)	(14)
Total	85,925	77,570